Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.4%
Bombardier Inc., 7.50%, 03/15/25 (Call 03/15/20)(a)	$100	$101,853
TransDigm Inc., 6.50%, 05/15/25 (Call 05/15/20)	50	51,344
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)(b)	25	25,062

		178,259

Agriculture — 0.4%
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(a)	50	47,439

Airlines — 0.2%
United Airlines Holdings Inc., 4.88%, 01/15/25	25	26,100

Apparel — 0.2%
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/20)(b)	25	25,942

Auto Manufacturers — 1.7%
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)	75	77,195
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	125	109,992
Wabash National Corp., 5.50%, 10/01/25 (Call 10/01/20)(a)(b)	25	24,314

		211,501

Auto Parts & Equipment — 1.0%
American Axle & Manufacturing Inc., 6.25%, 04/01/25 (Call 04/01/20)	50	50,132
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)	25	25,503
Delphi Technologies PLC, 5.00%, 10/01/25(a)(b)	50	44,005

		119,640

Banks — 1.0%
CIT Group Inc., 5.25%, 03/07/25 (Call 12/07/24)	50	54,787
Freedom Mortgage Corp., 8.25%, 04/15/25 (Call 04/15/21)(a)	50	43,781
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 06/15/20)(a)(b)	25	24,174

		122,742

Beverages — 0.4%
Cott Holdings Inc., 5.50%, 04/01/25 (Call 04/01/20)(a)	50	51,347

Building Materials — 0.8%
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 12/15/20)(a)	25	24,581
Standard Industries Inc./NJ, 6.00%, 10/15/25 (Call 10/15/20)(a)	75	79,084

		103,665

Chemicals — 3.0%
Blue Cube Spinco LLC, 10.00%, 10/15/25 (Call 10/15/20)	50	56,394
Chemours Co. (The), 7.00%, 05/15/25 (Call 05/15/20)	50	49,117
Element Solutions Inc., 5.88%, 12/01/25 (Call 12/01/20)(a)	50	50,946
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)	25	25,616
PQ Corp., 5.75%, 12/15/25 (Call 12/15/20)(a)(b)	25	25,381
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/20)(a)(b)	50	47,389
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/20)(a)(b)	50	47,339
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	50	47,009
Valvoline Inc., 4.38%, 08/15/25 (Call 08/15/20)	25	25,186

		374,377

Coal — 1.4%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/20)(a)	25	25,915
CONSOL Energy Inc., 11.00%, 11/15/25 (Call 11/15/21)(a)	50	53,130
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 10/30/21)(a)	25	25,148

Security	Par (000)	Value

Coal (continued)
Peabody Energy Corp., 6.38%, 03/31/25 (Call 03/31/20)(a)	$25	$25,749
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/20)(a)	50	49,534

		179,476

Commercial Services — 4.9%
APTIM Corp., 7.75%, 06/15/25 (Call 06/15/20)(a)	25	18,496
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.25%, 03/15/25 (Call 03/15/20)(a)	50	50,655
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 05/01/20)(a)	25	24,772
Garda World Security Corp., 8.75%, 05/15/25 (Call 05/15/20)(a)	50	51,196
Gartner Inc., 5.13%, 04/01/25 (Call 04/01/20)(a)	50	51,420
Laureate Education Inc., 8.25%, 05/01/25 (Call 05/01/20)(a)	50	54,557
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/20)(a)	25	24,532
Nielsen Co Luxembourg SARL/The, 5.00%, 02/01/25 (Call 02/01/20)(a)(b)	50	48,325
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/20)(a)	50	51,995
Sotheby’s, 4.88%, 12/15/25 (Call 12/15/20)(a)(b)	50	51,731
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/01/20)(a)	50	41,173
Tms International Holding Corp., 7.25%, 08/15/25 (Call 08/15/20)(a)	25	24,006
United Rentals North America Inc.
4.63%, 10/15/25 (Call 10/15/20)	50	50,776
5.50%, 07/15/25 (Call 07/15/20)	50	52,022
Weight Watchers International Inc., 8.63%, 12/01/25 (Call 12/01/20)(a)	25	24,270

		619,926

Computers — 0.6%
Everi Payments Inc., 7.50%, 12/15/25 (Call 12/15/20)(a)	25	26,319
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 06/01/20)(a)	50	51,525

		77,844

Cosmetics & Personal Care — 0.4%
First Quality Finance Co. Inc., 5.00%, 07/01/25 (Call 07/01/20)(a)	50	50,753

Distribution & Wholesale — 1.4%
Anixter Inc., 6.00%, 12/01/25 (Call 09/01/25)	25	27,269
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/20)(a)(b)	50	51,500
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/20)	50	51,367
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(a)	50	51,566

		181,702

Diversified Financial Services — 4.6%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	100	111,555
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	50	44,008
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/21)(a)	25	24,062
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 10/01/20)(a)	25	25,658
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(a)	50	51,994
Navient Corp., 6.75%, 06/25/25	50	52,232
NFP Corp., 6.88%, 07/15/25 (Call 07/15/20)(a)	50	50,218
Quicken Loans Inc., 5.75%, 05/01/25 (Call 05/01/20)(a)	100	103,422
Springleaf Finance Corp., 6.88%, 03/15/25	100	111,786

		574,935

Electric — 1.4%
AES Corp./VA, 5.50%, 04/15/25 (Call 04/15/20)	25	25,959
Calpine Corp., 5.75%, 01/15/25 (Call 10/15/19)(b)	75	74,690

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Clearway Energy Operating LLC, 5.75%, 10/15/25 (Call 10/15/21)(a)	$50	$51,917
Talen Energy Supply LLC, 6.50%, 06/01/25 (Call 06/01/20)	25	20,110

		172,676

Electrical Components & Equipment — 0.4%
Energizer Holdings Inc., 5.50%, 06/15/25 (Call 06/15/20)(a)(b)	50	50,837

Electronics — 0.6%
Sensata Technologies BV, 5.00%, 10/01/25(a)	50	52,658
TTM Technologies Inc., 5.63%, 10/01/25 (Call 10/01/20)(a)	25	24,419

		77,077

Engineering & Construction — 1.1%
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)	75	65,623
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/20)(a)	50	49,564
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25 (Call 08/15/20)	25	24,877

		140,064

Entertainment — 2.6%
AMC Entertainment Holdings Inc., 5.75%, 06/15/25 (Call 06/15/20)(b)	50	47,301
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(a)(b)	25	27,242
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	100	100,083
Eldorado Resorts Inc., 6.00%, 04/01/25 (Call 04/01/20)	50	52,634
Scientific Games International Inc., 5.00%, 10/15/25 (Call 10/15/20)(a)	100	102,486

		329,746

Environmental Control — 0.2%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 07/01/20)	25	26,089

Food — 2.8%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC, 5.75%, 03/15/25 (Call 09/15/19)	75	76,637
B&G Foods Inc., 5.25%, 04/01/25 (Call 04/01/20)	50	49,862
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 04/15/20)(a)(b)	25	23,406
Clearwater Seafoods Inc., 6.88%, 05/01/25 (Call 05/01/20)(a)	25	25,373
JBS USA LUX SA/JBS USA Finance Inc., 5.75%, 06/15/25 (Call 06/15/20)(a)	75	76,970
Pilgrim’s Pride Corp., 5.75%, 03/15/25 (Call 03/15/20)(a)	50	51,666
Post Holdings Inc., 5.50%, 03/01/25 (Call 03/01/20)(a)	50	52,043

		355,957

Food Service — 0.2%
Aramark Services Inc., 5.00%, 04/01/25 (Call 04/01/20)(a)(b)	25	25,880

Forest Products & Paper — 0.6%
Clearwater Paper Corp., 5.38%, 02/01/25(a)	25	23,148
Mercer International Inc., 7.38%, 01/15/25 (Call 01/15/21)	25	25,828
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(b)	25	29,507

		78,483

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)(b)	50	52,596

Hand & Machine Tools — 0.2%
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 07/15/20)(a)	25	20,042

Security	Par (000)	Value

Health Care – Products — 1.7%
Avantor Inc., 9.00%, 10/01/25 (Call 10/01/20)(a)	$150	$167,185
Hologic Inc., 4.38%, 10/15/25 (Call 10/15/20)(a)	50	50,253

		217,438

Health Care – Services — 5.5%
Centene Corp., 4.75%, 01/15/25 (Call 01/15/20)	75	77,150
DaVita Inc., 5.00%, 05/01/25 (Call 05/01/20)	100	98,598
Encompass Health Corp., 5.75%, 09/15/25 (Call 09/15/20)	25	26,198
HCA Inc.
5.38%, 02/01/25	150	163,243
7.69%, 06/15/25	25	29,539
Molina Healthcare Inc., 4.88%, 06/15/25 (Call 06/15/20)(a)	25	25,408
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 07/01/20)(a)	25	22,193
Tenet Healthcare Corp.
5.13%, 05/01/25 (Call 05/01/20)	100	99,741
7.00%, 08/01/25 (Call 08/01/20)	25	24,926
WellCare Health Plans Inc., 5.25%, 04/01/25 (Call 04/01/20)	75	77,915
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/20)(a)(b)	50	45,860

		690,771

Holding Companies – Diversified — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 12/15/20)	50	52,411

Home Builders — 2.9%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 08/01/25 (Call 08/01/20)(a)	25	24,364
Beazer Homes USA Inc., 6.75%, 03/15/25 (Call 03/15/20)	25	24,780
Century Communities Inc., 5.88%, 07/15/25 (Call 07/15/20)	50	50,282
Lennar Corp., 4.75%, 05/30/25 (Call 02/28/25)	50	52,487
M/I Homes Inc., 5.63%, 08/01/25 (Call 08/01/20)	25	25,433
Mattamy Group Corp., 6.50%, 10/01/25 (Call 10/01/20)(a)	50	52,356
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	25	27,279
Shea Homes LP/Shea Homes Funding Corp., 6.13%, 04/01/25 (Call 04/01/20)(a)	25	25,851
Toll Brothers Finance Corp., 4.88%, 11/15/25 (Call 08/15/25)	25	26,375
William Lyon Homes Inc., 5.88%, 01/31/25 (Call 01/31/20)	50	50,012

		359,219

Household Products & Wares — 0.4%
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)	50	51,857

Housewares — 0.2%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/21)(a)(b)	25	23,301

Insurance — 1.8%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 11/15/20)(a)	50	45,863
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/20)(a)	25	25,063
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	50	53,773
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)	50	52,443
USI Inc./NY, 6.88%, 05/01/25 (Call 05/01/20)(a)	50	49,708

		226,850

Internet — 1.9%
Netflix Inc., 5.88%, 02/15/25	50	54,475
Symantec Corp., 5.00%, 04/15/25 (Call 04/15/20)(a)	100	101,958
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	25	27,173
Zayo Group LLC/Zayo Capital Inc., 6.38%, 05/15/25 (Call 05/15/20)	50	51,349

		234,955

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 1.2%
AK Steel Corp., 6.38%, 10/15/25 (Call 10/15/20)	$25	$21,262
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25 (Call 09/01/20)(a)	50	53,335
Steel Dynamics Inc., 4.13%, 09/15/25 (Call 09/15/20)(b)	25	25,186
U.S. Steel Corp., 6.88%, 08/15/25 (Call 08/15/20)(b)	50	48,664

		148,447

Leisure Time — 0.2%
Viking Cruises Ltd., 6.25%, 05/15/25 (Call 05/15/20)(a)	25	25,813

Lodging — 2.7%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25 (Call 04/01/20)(b)	50	51,261
MGM Resorts International, 5.75%, 06/15/25 (Call 03/15/25)(b)	75	81,157
Station Casinos LLC, 5.00%, 10/01/25 (Call 10/01/20)(a)(b)	25	25,442
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/15/20)(a)	25	24,777
Wyndham Destinations Inc., 6.35%, 10/01/25 (Call 07/01/25)	25	27,351
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	125	131,042

		341,030

Machinery — 0.8%
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)	50	50,895
Terex Corp., 5.63%, 02/01/25 (Call 02/01/20)(a)	50	50,201

		101,096

Manufacturing — 0.4%
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/20)(a)	50	47,095

Media — 6.2%
Altice Luxembourg SA, 7.63%, 02/15/25 (Call 02/15/20)(a)	200	194,964
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/21)	50	50,880
Block Communications Inc., 6.88%, 02/15/25 (Call 02/15/20)(a)	50	52,210
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 05/01/25 (Call 05/01/20)(a)	50	51,764
CSC Holdings LLC, 10.88%, 10/15/25 (Call 10/15/20)(a)	200	228,544
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/20)(a)(b)	25	25,060
Radiate Holdco LLC/Radiate Finance Inc., 6.63%, 02/15/25 (Call 02/15/20)(a)	25	24,808
Sirius XM Radio Inc., 5.38%, 04/15/25 (Call 04/15/20)(a)	50	51,946
Univision Communications Inc., 5.13%, 02/15/25 (Call 02/15/20)(a)(b)	100	97,639

		777,815

Mining — 0.8%
Hudbay Minerals Inc., 7.63%, 01/15/25 (Call 01/15/20)(a)	50	51,788
IAMGOLD Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)(b)	25	26,285
New Gold Inc., 6.38%, 05/15/25 (Call 05/15/20)(a)(b)	25	21,684

		99,757

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 5.00%, 09/01/25 (Call 03/01/20)	25	26,103

Oil & Gas — 8.9%
Antero Resources Corp., 5.00%, 03/01/25 (Call 03/01/20)(b)	50	44,763
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/25 (Call 02/01/20)	25	23,132
Carrizo Oil & Gas Inc., 8.25%, 07/15/25 (Call 07/15/20)	25	25,000
Chesapeake Energy Corp., 8.00%, 01/15/25 (Call 01/15/20)(b)	100	84,615
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25 (Call 05/15/20)(a)	50	34,598

Security	Par (000)	Value

Oil & Gas (continued)
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)	$75	$73,802
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)	25	23,650
Diamondback Energy Inc., 5.38%, 05/31/25 (Call 05/31/20)	50	52,512
Gulfport Energy Corp., 6.38%, 05/15/25 (Call 05/15/20)	25	19,181
HighPoint Operating Corp., 8.75%, 06/15/25 (Call 06/15/20)	25	23,250
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (Call 04/01/20)(a)	50	48,675
MEG Energy Corp., 6.50%, 01/15/25 (Call 01/15/20)(a)	50	49,959
Murphy Oil Corp., 5.75%, 08/15/25 (Call 08/15/20)	50	51,244
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	50	43,743
Noble Holding International Ltd., 7.95%, 04/01/25 (Call 01/01/25)	25	18,313
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(a)	25	25,201
5.38%, 01/15/25 (Call 01/15/20)(a)	50	50,746
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25 (Call 06/15/20)	50	52,147
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)(b)	50	42,175
Rowan Companies Inc., 7.38%, 06/15/25 (Call 03/15/25)(b)	50	37,736
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Call 09/30/20)(a)	50	47,614
SM Energy Co., 5.63%, 06/01/25 (Call 06/01/20)(b)	50	43,689
Southwestern Energy Co., 6.20%, 01/23/25 (Call 10/23/24)	50	43,095
SRC Energy Inc., 6.25%, 12/01/25 (Call 12/01/20)	50	43,652
Transocean Inc., 7.25%, 11/01/25 (Call 11/01/21)(a)	50	47,029
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	47	48,781
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 03/15/20)(a)	25	24,225

		1,122,527

Oil & Gas Services — 0.4%
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/21)(a)	25	24,811
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/21)(a)	25	24,436

		49,247

Packaging & Containers — 4.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 6.00%, 02/15/25 (Call 02/15/20)(a)	200	206,432
Ball Corp., 5.25%, 07/01/25	75	81,650
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 01/15/20)(a)	50	44,381
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (Call 04/15/20)(a)	100	94,727
Owens-Brockway Glass Container Inc., 6.38%, 08/15/25(a)	50	54,649
Pactiv LLC, 7.95%, 12/15/25	25	27,247
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/20)(a)	25	22,506
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)	25	27,289
Trident Merger Sub Inc., 6.63%, 11/01/25 (Call 11/01/20)(a)	25	22,048

		580,929

Pharmaceuticals — 2.9%
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/01/20)(a)	100	104,051
6.13%, 04/15/25 (Call 04/15/20)(a)(b)	150	154,087
9.00%, 12/15/25 (Call 12/15/21)(a)	100	112,019

		370,157

Pipelines — 4.3%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	150	165,196
Cheniere Energy Partners LP, 5.25%, 10/01/25 (Call 10/01/20)	50	51,848

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 04/01/20)(b)	$50	$50,692
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	50	53,117
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	50	49,446
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25 (Call 10/01/20)	50	49,959
NGL Energy Partners LP/NGL Energy Finance Corp., 6.13%, 03/01/25 (Call 03/01/20)	25	24,772
SemGroup Corp., 6.38%, 03/15/25 (Call 03/15/20)	25	24,019
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/25 (Call 04/15/20)	25	21,461
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.13%, 02/01/25 (Call 02/01/20)(b)	50	51,570

		542,080

Real Estate — 1.2%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(a)	25	24,976
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/20)(a)	25	25,614
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	50	51,552
WeWork Companies Inc., 7.88%, 05/01/25(a)	50	48,657

		150,799

Real Estate Investment Trusts — 1.6%
Equinix Inc., 5.75%, 01/01/25 (Call 01/01/20)	50	51,742
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)	100	102,950
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)	50	50,741

		205,433

Retail — 3.9%
1011778 BC ULC/New Red Finance Inc., 5.00%, 10/15/25 (Call 10/15/20)(a)	200	204,324
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)	100	99,082
Golden Nugget Inc., 8.75%, 10/01/25 (Call 10/01/20)(a)	50	52,672
PetSmart Inc., 5.88%, 06/01/25 (Call 06/01/20)(a)	63	62,383
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	50	49,713
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.75%, 03/01/25 (Call 03/01/20)	25	25,294

		493,468

Software — 1.8%
Ascend Learning LLC, 6.88%, 08/01/25 (Call 08/01/20)(a)	50	51,738
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)	75	75,250
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(a)	50	52,757
MSCI Inc., 5.75%, 08/15/25 (Call 08/15/20)(a)	50	52,499

		232,244

Security	Par/ Shares (000)	Value

Telecommunications — 6.2%
CenturyLink Inc., 5.63%, 04/01/25 (Call 01/01/25)	$25	$25,359
Cincinnati Bell Inc., 8.00%, 10/15/25 (Call 10/15/20)(a)	25	20,797
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 06/15/20)(a)	100	91,132
Intelsat Jackson Holdings SA, 9.75%, 07/15/25 (Call 07/15/21)(a)	125	129,439
Level 3 Financing Inc., 5.38%, 05/01/25 (Call 05/01/20)	100	103,397
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25 (Call 11/15/20)(a)	25	25,149
Sprint Corp., 7.63%, 02/15/25 (Call 11/15/24)	100	110,803
T-Mobile USA Inc.
5.13%, 04/15/25 (Call 04/15/20)	50	51,771
6.38%, 03/01/25 (Call 09/01/19)	100	103,681
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/20)(a)	50	50,013
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)	75	62,901

		774,442

Trucking & Leasing — 0.2%
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 10/01/21)(a)	25	25,825

Total Corporate Bonds & Notes — 97.2% (Cost: $12,163,288)		12,246,204

Short-Term Investments

Money Market Funds — 16.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	1,875	1,875,963
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	234	234,000

		2,109,963

Total Short-Term Investments — 16.8% (Cost: $2,109,962)		2,109,963

Total Investments in Securities — 114.0% (Cost: $14,273,250)		14,356,167

Other Assets, Less Liabilities — (14.0)%		(1,764,387)

Net Assets — 100.0%		$12,591,780

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® 2025 Term High Yield and Income ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 05/07/19 (000)	(a)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—		1,875	1,875	$1,875,963	$971	(b)	$(39)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		234	234	234,000	1,145		—	—

					$2,109,963	$2,116		$(39)	$—

(a)	The Fund commenced operations on May 07, 2019.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$12,246,204	$—	$12,246,204
Money Market Funds	2,109,963	—	—	2,109,963

	$2,109,963	$12,246,204	$—	$14,356,167